NON CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2022
NON CONTROLLING INTERESTS	NOTE 21 – NON CONTROLLING INTERESTS The following Company subsidiaries which have non-controlling interests:
	December 31,	December 31,
	2022	2021

Cust2mate	$(2,791)	$(1,026)
AAI	394	419
	$(2,397)	$(607)